Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 1	$ 1,368
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 2	1,384
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 3	3,449
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 4	2,877
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 5	337
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 6	515
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 7	72
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 8	60
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 9	(5,226)
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 10	(4,836)
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 11	0
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Deferred Tax Assets And Liabilities 12	$ 0